Revenue	6 Months Ended
Jun. 30, 2024
Revenue [Abstract]
REVENUE

NOTE 17 – REVENUE

The Company’s sales derived from sales of smart energy storage solutions. The following is the Company’s revenue by geographical markets during the six months ended June 30, 2024 and 2023:

	Six Months Ended June 30,
	2024	2023
Spain	€3,660,964	€5,839,373
Europe	1,162,753	1,083,065
Rest of the world	53,756	281,051
	€4,877,473	€7,203,489

During the six months ended June 30, 2024 and 2023, the Company recognized revenue of €4,877,473 and €7,203,489, of which €68,980 and €184,362 derived from related parties, respectively.

We consider related parties those Companies that are part of Umbrella Global.